Information about Variable Annuity Products with Death and Living Benefit Guarantees (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Guaranteed minimum standard death benefit
Insurance Reserves [Line Items]
Death benefits account value	$ 3,059	$ 2,802
Net amount at risk	17	67
Average attained age of contractholders	71 years	70 years
Guaranteed minimum enhanced death benefit
Insurance Reserves [Line Items]
Death benefits account value	3,906	4,038
Net amount at risk	217	428
Average attained age of contractholders	71 years	69 years
Guaranteed minimum living benefit
Insurance Reserves [Line Items]
Living benefit guarantees	4,020	4,068
Guaranteed annuitization benefits
Insurance Reserves [Line Items]
Living benefit guarantees	$ 1,470	$ 1,462